Commitments and Contingencies - Disclosure of Detailed Information about Contractual Obligations Outstanding (Parenthetical) (Detail) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Contractual Obligations [Line Items]
Legal provision	$ 13.2	$ 4.0
Insurance Bonds [Member]
Contractual Obligations [Line Items]
Restricted cash	$ 1.2	$ 13.9